FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurement [Abstract]
Fair value measurement of assets
The Company’s fair values of financial assets and liabilities were as follows:

	December 31, 2020
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$941.5	$941.5	$—	$—	$941.5
Short-term investments	6.0	6.0	—	—	6.0
Restricted cash	38.6	38.6	—	—	38.6
Marketable securities and warrants	16.4	16.0	—	0.4	16.4
Bond fund investments	6.2	6.2	—	—	6.2
Deferred consideration	14.3	—	—	14.3	14.3
Derivatives
Currency contracts	35.1	—	35.1	—	35.1
Crude oil contracts	3.5	—	3.5	—	3.5
Gold bullion contracts	8.1	—	8.1	—	8.1
Embedded derivative - Prepayment options on 5.75% Senior Notes	8.4	—	8.4	—	8.4
	$1,078.1	$1,008.3	$55.1	$14.7	$1,078.1
Liabilities
Derivatives
Crude oil contracts	$(12.0)	$—	$(12.0)	$—	$(12.0)
Embedded derivative - Rosebel power purchase agreement	(23.3)	—	(23.3)	—	(23.3)
Long-term debt - 5.75% Senior Notes[1]	(454.2)	(460.4)	—	—	(460.4)
Long-term debt - Equipment Loans[2]	(28.2)	—	(28.9)	—	(28.9)
	$(517.7)	$(460.4)	$(64.2)	$—	$(524.6)
1The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Notes of $7.2 million as at December 31, 2020. The carrying amount of the long-term debt also excludes the embedded derivative.
2The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Equipment Loan of $0.2 million as at December 31, 2020.

	December 31, 2019
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$830.6	$830.6	$—	$—	$830.6
Short-term investments	6.1	6.1	—	—	6.1
Restricted cash	28.1	28.1	—	—	28.1
Marketable securities and warrants	17.9	7.4	4.5	6.0	17.9
Derivatives
Currency contracts	1.4	—	1.4	—	1.4
Crude oil contracts	3.7	—	3.7	—	3.7
Embedded derivative - Prepayment options on 7% Senior Notes	12.0	—	12.0	—	12.0
	$899.8	$872.2	$21.6	$6.0	$899.8
Liabilities
Derivatives
Crude oil contracts	$(2.3)	$—	$(2.3)	$—	$(2.3)
Long-term debt - 7% Senior Notes[1]	(400.0)	(416.8)	—	—	(416.8)
Long-term debt - Equipment Loan[2]	(20.7)	—	(20.8)	—	(20.8)
	$(423.0)	$(416.8)	$(23.1)	$—	$(439.9)
1The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Notes of $4.1 million as at December 31, 2019. The carrying amount of the long-term debt also excludes the embedded derivative.
2The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Equipment Loans of $0.3 million as at December 31, 2019.

Fair value measurement of liabilities
The Company’s fair values of financial assets and liabilities were as follows:

	December 31, 2020
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$941.5	$941.5	$—	$—	$941.5
Short-term investments	6.0	6.0	—	—	6.0
Restricted cash	38.6	38.6	—	—	38.6
Marketable securities and warrants	16.4	16.0	—	0.4	16.4
Bond fund investments	6.2	6.2	—	—	6.2
Deferred consideration	14.3	—	—	14.3	14.3
Derivatives
Currency contracts	35.1	—	35.1	—	35.1
Crude oil contracts	3.5	—	3.5	—	3.5
Gold bullion contracts	8.1	—	8.1	—	8.1
Embedded derivative - Prepayment options on 5.75% Senior Notes	8.4	—	8.4	—	8.4
	$1,078.1	$1,008.3	$55.1	$14.7	$1,078.1
Liabilities
Derivatives
Crude oil contracts	$(12.0)	$—	$(12.0)	$—	$(12.0)
Embedded derivative - Rosebel power purchase agreement	(23.3)	—	(23.3)	—	(23.3)
Long-term debt - 5.75% Senior Notes[1]	(454.2)	(460.4)	—	—	(460.4)
Long-term debt - Equipment Loans[2]	(28.2)	—	(28.9)	—	(28.9)
	$(517.7)	$(460.4)	$(64.2)	$—	$(524.6)
1The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Notes of $7.2 million as at December 31, 2020. The carrying amount of the long-term debt also excludes the embedded derivative.
2The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Equipment Loan of $0.2 million as at December 31, 2020.

	December 31, 2019
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$830.6	$830.6	$—	$—	$830.6
Short-term investments	6.1	6.1	—	—	6.1
Restricted cash	28.1	28.1	—	—	28.1
Marketable securities and warrants	17.9	7.4	4.5	6.0	17.9
Derivatives
Currency contracts	1.4	—	1.4	—	1.4
Crude oil contracts	3.7	—	3.7	—	3.7
Embedded derivative - Prepayment options on 7% Senior Notes	12.0	—	12.0	—	12.0
	$899.8	$872.2	$21.6	$6.0	$899.8
Liabilities
Derivatives
Crude oil contracts	$(2.3)	$—	$(2.3)	$—	$(2.3)
Long-term debt - 7% Senior Notes[1]	(400.0)	(416.8)	—	—	(416.8)
Long-term debt - Equipment Loan[2]	(20.7)	—	(20.8)	—	(20.8)
	$(423.0)	$(416.8)	$(23.1)	$—	$(439.9)
1The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Notes of $4.1 million as at December 31, 2019. The carrying amount of the long-term debt also excludes the embedded derivative.
2The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Equipment Loans of $0.3 million as at December 31, 2019.

Fair value of marketable securities and warrants	The Company uses the latest market transaction price for these securities, obtained from the entity, to value these marketable securities.

Marketable securities included in level 3
Balance, December 31, 2019	$6.0
Reduction in value of marketable securities	(5.0)
Change in fair value reported in Other comprehensive income (loss), net of income taxes	(0.6)
Balance, December 31, 2020	$0.4